Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2024
Intangible Assets
Schedule of intangible assets

	January 31,	January 31,
	2024	2023
Cost
Customer agreements and relationships	299,524	268,712
Existing technology	403,944	355,695
Trade names	10,139	9,026
Non-compete covenants	14,911	13,893
	728,518	647,326
Accumulated amortization
Customer agreements and relationships	172,026	151,016
Existing technology	285,148	248,867
Trade names	8,227	7,318
Non-compete covenants	12,070	10,317
	477,471	417,518
Net	251,047	229,808